As filed with the Securities and Exchange Commission on July 9, 2026

1933 Act File No. 033-57986
1940 Act File No. 811-07470
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 130	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 131	[ X ]
(Check appropriate box or boxes.)

CARILLON SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-3526

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on July 24, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N‑1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 24, 2026, the effectiveness of the registration statement for the RJ ClariVest Capital Appreciation ETF, a series of the Registrant (the “Fund”), filed in Post-Effective Amendment No. 129 (“PEA No. 129”) on May 11, 2026, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 129 by means of this filing, Parts A, B and C of PEA No. 129 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 129.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 129.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 129.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on July 9, 2026.

CARILLON SERIES TRUST

By:	/s/ Susan L. Walzer
Susan L. Walzer
President & Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 130 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Susan L. Walzer	President & Principal Executive Officer	July 9, 2026
Susan L. Walzer

/s/ Deborah L. Talbot*	Board Chair	July 9, 2026
Deborah L. Talbot

/s/ Camille Alexander*	Trustee	July 9, 2026
Camille Alexander

/s/ John Carter*	Trustee	July 9, 2026
John Carter

/s/ Liana Marante*	Trustee	July 9, 2026
Liana Marante

/s/ Arvind Rajan*	Trustee	July 9, 2026
Arvind Rajan

/s/ Christopher Staples*	Trustee	July 9, 2026
Christopher Staples

/s/ Scott Weiner*	Trustee	July 9, 2026
Scott Weiner

/s/ Carolyn K. Gill	Principal Financial Officer and Treasurer	July 9, 2026
Carolyn K. Gill

*By:	/s/ Susan L. Walzer
Susan L. Walzer
Attorney-In-Fact